Share capital and other equity	12 Months Ended
Dec. 31, 2024
Share capital and other equity
Share capital and other equity

21 Share capital and other equity

Share capital consists of ordinary shares and preference shares and is measured as the number of shares allotted and fully paid, multiplied by the nominal value of a share. Other equity includes paid-in equity, merger reserve, capital redemption reserve and own shares held.

For accounting policy information refer to Accounting policy 3.10.

			Number of shares
	2024	2023	2024	2023
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	8,972	9,683	8,331,145	8,991,737
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

		Number of
Movement in allotted, called up and fully paid ordinary shares	£m	shares 000s
At 31 December 2022	10,539	9,786,024
Share cancellation	(856)	(794,287)
At 31 December 2023	9,683	8,991,737
Share cancellation	(711)	(660,592)
At 31 December 2024	8,972	8,331,145

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2024, the directors had authority granted at the 2024 Annual General Meeting (AGM) to issue up to £472 million nominal of ordinary shares other than by pre-emption to existing shareholders.

21 Share capital and other equity continued

On-market purchases

At the AGM in 2023, shareholders renewed the authority for the company to make market purchases of up to 967 million ordinary shares. The directors used the authority obtained at the 2023 AGM (2023 Authority) to carry out share buyback programmes of up to £500 million (2023 Programme) and £300 million (2024 Programme).

The maximum number of ordinary shares that could be purchased under the 2023 Programme was 920 million (reflecting the impact on the 2023 Authority of the reduction in issued share capital following the off-market buyback announced on 22 May 2023).

The maximum number of Ordinary Shares that could be purchased under the 2024 Programme was 697 million (reflecting the impact on the 2023 Authority of the reduction in issued share capital following the off-market buyback announced on 22 May 2023 and further reduced by the number of shares purchased to 19 February 2024 under the 2023 Programme).

The 2023 Programme started on 31 July 2023 and ended on 22 March 2024. 228 million ordinary shares (nominal value £245 million) were purchased by the company under the Programme at a volume weighted average price of 217.1788 pence per Ordinary Share for a total consideration of £495 million. All of the purchased ordinary shares were cancelled, representing 2.52% of the company’s issued ordinary share capital.

The 2024 Programme started on 19 February 2024 and ended on 24 July 2024. 104 million ordinary shares (nominal value £113 million) were purchased by the company under the Programme at a volume weighted average price of 287.1225 pence per ordinary share for a total consideration of £300 million. All of the purchased ordinary shares were cancelled, representing 1.19% of the company’s issued ordinary share capital.

Shareholders will be asked to renew the authority for the company to make market purchases of ordinary shares at the AGM in 2025.

Off-market purchases

A Directed Buyback Contract between the Company and HMT was approved by the shareholders of the Company at a General Meeting on 6 February 2019. Amendments to the Directed Buyback Contract were approved by the shareholders at a General Meeting on 25 August 2022 and at the 2024 AGM.

The authority from shareholders to make off-market purchases of ordinary shares from HMT (or its nominee) under the terms of the Directed Buyback Contract was renewed at the 2024 AGM.

The company used this authority to make an off-market purchase of 392 million ordinary shares (nominal value £423 million) in the company from HMT on 31 May 2024, at a price of 316.2 pence per ordinary share for the total consideration of £1,241 million, representing 4.50% of the company’s issued ordinary share capital. The company cancelled 222 million of the purchased ordinary shares and transferred the remaining 170 million ordinary shares to treasury.

On 11 November 2024, the company made a further off-market purchase of 263 million ordinary shares (nominal value £283 million) in the company from HMT, at a price of 380.8 pence per ordinary share for the total consideration of £1 billion, representing 3.16% of the company’s issued ordinary share capital. The company cancelled all of purchased ordinary shares.

Shareholders will be asked to renew the authority for the company to make off-market purchases of its ordinary shares from HMT (or its nominee) at the AGM in 2025.

Dividends

In 2024 NatWest Group paid an interim dividend of £498 million, or 6 pence per ordinary share (2023 – £491 million, or 5.5 pence per ordinary share).

The company has announced that the directors have recommended a final dividend of £1.2 billion, or 15.5 pence per ordinary share (2023 – £1.0 billion, or 11.5 pence per ordinary share). The final dividend recommended by directors is subject to shareholders’ approval at the AGM on 23 April 2025. If approved, payment will be made on 28 April 2025 to shareholders on the register at the close of business on 14 March 2025. The ex-dividend date will be 13 March 2025.

Cumulative preference shares

At the AGM in 2024, shareholders renewed the authority for the company to make an off-market purchase of its preference shares. Shareholders will be asked to renew the authority at the AGM in 2025.

21 Share capital and other equity continued

Other equity

	2024	2023	2022
	£m	£m	£m
Additional Tier 1 notes
$1.15 billion 8.000% notes callable August 2025 (1)	736	735	735
$1.50 billion 6.000% notes callable December 2025 - June 2026 (2)	1,220	1,220	1,220
£1.00 billion 5.125% notes callable May - November 2027 (3)	998	998	998
£0.40 billion 4.5% notes callable March 2028 (4)	399	399	399
$0.75 billion 4.6% notes callable June 2031 (5)	539	538	538
$1.00 billion 8.125% notes callable November 2033 (6)	798	—	—
$0.75 billion 7.3% notes callable November 2034 (7)	590	—	—
	5,280	3,890	3,890

(1)	Issued in August 2015. In the event of conversion, converted into ordinary shares at a price of $3.314 per share.
(2)	Issued in June 2020. In the event of conversion, converted into ordinary shares at a price of $2.191 (translated at applicable exchange rate) per share.
(3)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(4)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.
(6)	Issued in May 2024. In the event of conversion, converted into ordinary shares at a price of $2.205 (translated at applicable exchange rate) per share.
(7)	Issued in November 2024. In the event of conversion, converted into ordinary shares at a price of $2.226 (translated at applicable exchange rate) per share.

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

Additional Tier 1 instruments issued by NatWest Group plc having the legal form of debt are classified as equity under IFRS. The coupons on these instruments are non-cumulative and payable at the company’s discretion. In the event NatWest Group’s CET1 ratio falls below 7% any outstanding instruments will be converted into ordinary shares at a fixed price.

Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent. This includes ordinary shares, preference shares and additional Tier 1 instruments.

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest Bank Plc less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. The nominal value of the shares bought back from HMT in March 2023 and via the Programme during 2023 have been transferred to the Capital redemption reserve.

Own shares held - at 31 December 2024, 11 million ordinary shares of £1.0769 each of the company (2023 –12 million) were held by employee share trusts in respect of share awards and options granted to employees. During 2024, the employee share trusts purchased no ordinary shares and delivered 1 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans. The company retains the flexibility to use newly issued shares, shares purchased by the NatWest Group Employee Share Ownership Trust and any available treasury shares to satisfy obligations under its employee share plans.

The company does not use performance conditions or targets based on earnings per share (EPS), total shareholder return (TSR), and net asset value (NAV) in connection with its employee share plans.

As part of the shares bought back from HMT in May 2024, the company transferred 170 million ordinary shares to own shares held. The company has used a total of 80 million treasury shares in 2024 to satisfy the exercise of options and the vesting of share awards under the employee share plans. The balance of ordinary shares held in treasury as at 31 December 2024 was 277 million.

NatWest Group plc optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.